Balance Sheet	Jul. 31, 2025 USD ($)	Jul. 31, 2024 USD ($)
Current liabilities:
Accrued expenses	$ 20,000
Non-current liability:
TOTAL LIABILITIES	167,120	3,947
Shareholders’ equity
Ordinary shares (par value of US$0.36 (RM1) per share; 580,000 and 580,000 shares authorized as of July 31, 2024 and 2025;
Accumulated deficit	(167,120)	(3,947)
Total shareholders’ equity	(167,120)	(3,947)
TALENTEC SDN. BHD. [Member]
Current assets:
Cash and cash equivalents	575,111	684,497
Restricted cash	608,820	549,533
Accounts receivable, net	167,153	287,324
Contract assets		3,380
Deferred costs	345,780	317,761
Deferred offering cost	710,300	369,697
Prepaid expenses and other current assets	55,731	38,914
Total current assets	2,462,895	2,251,106
Non-current assets:
Property and equipment, net	107,965	1,365
Right-of-use asset	151,642
Total non-current assets	259,607	1,365
TOTAL ASSETS	2,722,502	2,252,471
Current liabilities:
Accounts payable	289,246	152,327
Notes payable	130,910	319,750
Contract liabilities	573,312	475,697
Accrued expenses and other current liabilities	603,504	182,116
Amount due to a related party		358,626
Long-term borrowings	19,597	66,193
Lease liability	63,817
Total current liabilities	1,680,386	1,554,709
Non-current liability:
Long-term borrowings		17,949
Lease liability	87,825
Total non-current liability	87,825	17,949
TOTAL LIABILITIES	1,768,211	1,572,658
Shareholders’ equity
Ordinary shares (par value of US$0.36 (RM1) per share; 580,000 and 580,000 shares authorized as of July 31, 2024 and 2025;	208,617	208,617
Additional paid-in capital	782,865	782,865
Accumulated deficit	(49,207)	(259,118)
Accumulated other comprehensive (loss) income	12,016	(52,551)
Total shareholders’ equity	954,291	679,813
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	2,722,502	2,252,471
Related Party [Member]
Current liabilities:
Amount due to a related party	147,120	3,947
Related Party [Member] | TALENTEC SDN. BHD. [Member]
Current liabilities:
Amount due to a related party		$ 358,626